VSRM Transaction - Schedule of Assets And Liabilities Deconsolidated as a Result of This Transaction (FY) (Details) - VSRM - Sycamore Specialty Underwriters $ in Thousands	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash	$ 497
Receivable from VSRM	934
Trade receivables	239
Intangible asset	196
Other assets	514
Total assets	2,380
Payable to Affiliates	286
Trade payables	193
Note payable	1,000
Other liabilities	901
Total Liabilities	$ 2,380